Environmental rehabilitation obligation and other provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of assumptions used to calculate provision

	Inflation rate	Discount rate	Discount period
2021
SA gold operations	6%	5.1% - 10.6%	1 - 24 years
SA PGM operations	6%	5.1% - 10.6%	1 - 50 years
US PGM operations	2%	1.9%	35 - 40 years
2020
SA gold operations	6%	4.0% - 10.9%	1 – 21 years
SA PGM operations	6%	4.0% - 10.8%	1 – 32 years
US PGM operations	2%	1.5% - 1.7%	24 – 38 years
2019
SA gold operations	6%	6.7% - 10.0%	1 – 19 years
SA PGM operations	6%	6.7% - 10.1%	1 – 31 years
US PGM operations	2%	2.3% - 2.4%	25 – 37 years

Schedule of environmental rehabilitation obligation activity

Figures in million - SA rand	Notes	2021	2020	2019
Balance at beginning of the year		8,634	8,715	6,294
Interest charge	5.2	615	684	579
Utilisation of environmental rehabilitation obligation[1]		(236)	(97)	(35)
Change in estimates charged to profit or loss[2]		(178)	(375)	89
Change in estimates capitalised[2]		(638)	(318)	105
Environmental rehabilitation obligation on acquisition of subsidiaries	16	—	—	1,697
Foreign currency translation		66	25	(14)
Balance at end of the year		8,263	8,634	8,715
Environmental rehabilitation obligation and other provisions consists of:
Environmental rehabilitation obligation		8,146	8,517	8,598
Other provisions		117	117	117
Environmental rehabilitation obligation and other provisions		8,263	8,634	8,715
[1] The cost of ongoing current programmes to prevent and control environmental disturbances, including reclamation activities, is charged to cost of sales as incurred
[2] Changes in estimates result from changes in reserves and corresponding changes in life-of-mine, changes in discount rates, changes in closure cost estimates and changes in laws and regulations governing environmental matters